Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

December 16, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           DWS Institutional Funds (the “Registrant”) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust (“S&P Plus”), into DWS S&P 500 Index Fund, a series of the Registrant (“S&P Index”).  Please note that because S&P Index has a fiscal year end date of December 31, we intend to update relevant financial information for S&P Index prior to mailing and will file such updated information I a subsequent pre-effective amendment to Form N-14.

It is currently expected that a special meeting of shareholders of S&P Plus will be held on April 9, 2012.  Accordingly, we plan to mail the proxy materials to shareholders of S&P Plus in mid-February 2012.  To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by January 20, 2012, or as soon as practicable thereafter.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.